Annual Operating Expenses - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2030 Fund - Fidelity Freedom Blend 2030 Fund - Premier Class	Sep. 08, 2023
Operating Expenses:
Management fee	0.23%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.23%	[1]

[1]	AAdjusted to reflect current fees.